Note 2 - Summary of Significant Accounting Policies (Details Textual)			12 Months Ended
	Jun. 06, 2025 USD ($)	Mar. 20, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 05, 2025 USD ($)	Oct. 22, 2021
Accounts Receivable, Allowance for Credit Loss, Current			$ 700,000	$ 97,000
Credit Loss Expense			3,886,000	0
Inventory Valuation Reserves			0	0
Number of Patents Acquired						3
Income (Loss) from Equity Method Investments			(14,000)	(5,000)
Contract with Customer, Liability			280,000	0
Customer Deposit Liability, Current			189,000	90,000
Unrecognized Tax Benefits			$ 0	0
Operating Lease, Weighted Average Discount Rate, Percent			18.00%
Operating Lease, Right-of-Use Asset			$ 1,028,000	992,000
Operating Lease, Liability			1,074,000	1,027,000
Finance Lease, Right-of-Use Asset, after Accumulated Amortization			$ 338,000	451,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			10 years
Canadian Government Grants [Member] | Minimum [Member]
Grant Term (Month)			6 months
Canadian Government Grants [Member] | Maximum [Member]
Grant Term (Month)			18 months
BioLargo Water [Member]
Customer Deposit Liability, Current			$ 80,000	76,000
ONM [Member]
Customer Deposit Liability, Current			$ 109,000	14,000
Odin Co Ltd [Member]
Payments to Acquire Interest in Joint Venture		$ 100,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		40.00%	40.00%
Income (Loss) from Equity Method Investments			$ (14,000)	(5,000)
Odin Co Ltd [Member] | Tomorrow Water [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		30.00%
Odin Co Ltd [Member] | BKT and Tomorrow Water [Member]
Payments to Acquire Interest in Joint Venture		$ 150,000
Clyra Medical Technologies [Member]
Finance Lease, Right-of-Use Asset, after Accumulated Amortization			338,000	451,000
Finance Lease, Liability			$ 360,000	$ 448,000
Subsidiary, Ownership Percentage, Noncontrolling Owner			52.00%	47.00%
BioLargo Engineering, Science & Technologies, LLC [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner			30.00%	26.00%
BioLargo Energy Technologies, Inc (BETI) [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner			5.00%	4.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Major Customers			1	1
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers				1
Royalty Receivable [Member]
Financing Receivable, before Allowance for Credit Loss					$ 463,520
Pooph Inc. Receivable [Member]
Credit Loss Expense			$ 3,886,000
Notes Receivable, Write-off			3,764,000
Accounts Receivable, Allowance for Credit Loss, Writeoff			$ 0	$ 0
Financial Asset, Past Due [Member] | Product Invoice Receivable [Member]
Financing Receivable, before Allowance for Credit Loss	$ 2,385,468
Receivable with Imputed Interest, Effective Yield (Interest Rate)	10.00%
Financial Asset, Past Due [Member] | Royalty Receivable [Member]
Financing Receivable, before Allowance for Credit Loss	$ 1,378,141